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                           BNY HAMILTON FUNDS, INC.

                       Supplement dated August 29, 2005
                                      to
BNY Hamilton Fixed Income Funds Prospectus -- Class A Shares and Class C Shares
             BNY Hamilton Funds Prospectus -- Institutional Shares
         BNY Hamilton Money Market Funds Prospectus -- Classic Shares
         BNY Hamilton Money Market Funds Prospectus -- Premier Shares
         BNY Hamilton Money Market Funds Prospectus -- Hamilton Shares
                                      and
      BNY Hamilton Funds Statement of Additional Information (the "SAI")
                           each dated April 29, 2005

Effective September 1, 2005, the following changes have been made to the Prospectuses and the SAI referenced above:

1. The BNY Hamilton Intermediate Investment Grade Fund has been renamed the BNY Hamilton Core Bond Fund.

2. The section entitled "Account Policies -- Daily NAV Calculation" in each of the three BNY Hamilton Money Market Funds Prospectuses has been revised to read as follows:

   "DAILY NAV CALCULATION

   Each of the Money Fund and the Treasury Money Fund calculates its net asset value per share (NAV) at 5:00 p.m. eastern time, and the New York Tax-Exempt Money Fund calculates its NAV at 4:30 p.m. eastern time, on each business day (Monday through Friday), although the Funds may not do so on a day when no purchase or redemption orders are received. A business day is a day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open and any other day during which trading in a Fund's portfolio securities could materially affect the Fund's NAV. The Funds use the amortized cost method to value their securities. When market prices are not available, the Funds will use fair value prices as determined by the Advisor's Pricing Committee with approval of the Board of Directors. Dividends and expenses accrue daily.

   Purchase orders received by the transfer agent or its designee before 5:00 p.m. eastern time (for the Money Fund and the Treasury Money Fund) or 12 noon eastern time (for the New York Tax-Exempt Money Fund) will be executed at the offering price calculated at that day's close.

   The Money Fund may invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in this Fund may change on days when you will be unable to purchase or redeem shares."

3. The last sentence of the second paragraph under the section entitled "Dividends and Distributions" in the SAI has been revised to read as follows:

   "Determination of the net investment income for each class of shares for each Money Market Fund will be made immediately prior to the determination of that Money Market Fund's net asset value, as specified in the relevant prospectus."

   BNYSPMMALL0805

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[LOGO]   NEW
       COVENANT
       FUNDS/SM/


                              NEW COVENANT FUNDS

                       Supplement dated August 29, 2005
                                      to
               Treasury Money Fund Prospectus -- Classic Shares
                             dated April 29, 2005

Effective September 1, 2005, the following change has been made to the Prospectus referenced above:

1. The section entitled "Account Policies -- Daily NAV Calculation" in the Treasury Money Fund Prospectus has been revised to read as follows:

   "DAILY NAV CALCULATION

   The Fund calculates its net asset value per share (NAV) at 5:00 p.m. eastern time on each business day (Monday through Friday), although the Fund may not do so on a day when no purchase or redemption orders are received. A business day is a day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open and any other day during which trading in the Fund's portfolio securities could materially affect the Fund's NAV. The Fund uses the amortized cost method to value its securities. When market prices are not available, the Fund will use fair value prices as determined by the Advisor's Pricing Committee with approval of the Board of Directors. Dividends and expenses accrue daily.

   Purchase orders received by the transfer agent or its designee before 5:00 p.m. eastern time will be executed at the offering price calculated at that day's close."

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                                 VAN ECK FUNDS

                       Supplement dated August 29, 2005
                                      to
                             Money Fund Prospectus
                             dated April 29, 2005

Effective September 1, 2005, the following change has been made to the Prospectus referenced above:

1. The section entitled "Account Policies -- Daily NAV Calculation" in the Money Fund Prospectus has been revised to read as follows:

   "DAILY NAV CALCULATION

   The Fund calculates its net asset value per share (NAV) at 5:00 p.m. Eastern Time on each business day (Monday through Friday), although the Fund may not do so on a day when no purchase or redemption orders are received. A business day is a day on which both the New York Stock Exchange and the Federal Reserve Bank of New York are open and any other day during which trading in the Fund's portfolio securities could materially affect the Fund's NAV. The Fund uses the amortized cost method to value its securities. When market prices are not available, the Fund will use fair value prices as determined by the Advisor's Pricing Committee with approval of the Board of Directors. Dividends and expenses accrue daily.

   The Fund may invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in this Fund may change on days when you will be unable to purchase or redeem shares."